Goodwill and Other Intangible Assets - Schedule of Carrying Amounts of Goodwill and Acquired Intangible Assets not Subject to Amortization (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Indefinite-lived Intangible Assets [Line Items]
Goodwill	$ 2,620,627	$ 6,780,827
Intangible Assets	2,452,900	2,458,100
Orbital Locations [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible Assets	2,387,700	2,387,700
Trade Name [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible Assets	$ 65,200	$ 70,400